Expense Example, No Redemption (Vanguard Emerging Markets Government Bond Index Fu, USD $)	0 Months Ended
May 14, 2013
Vanguard Emerging Markets Government Bond Index Fund - Admiral Shares
Expense Example, No Redemption:
1 YEAR	$ 111
3 YEAR	187
Vanguard Emerging Markets Government Bond Index Fund - Investor Shares
Expense Example, No Redemption:
1 YEAR	126
3 YEAR	234
Vanguard Emerging Markets Government Bond Index Fund - Institutional Shares
Expense Example, No Redemption:
1 YEAR	105
3 YEAR	171
Vanguard Emerging Markets Government Bond Index Fund - ETF Shares
Expense Example, No Redemption:
1 YEAR	36
3 YEAR	$ 113